Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
HSBC Radiant U.S. Smaller Companies Fund - Class I
Account Value [Line Items]
Accumulated Value	$ 2,568,964	$ 2,622,422	$ 2,592,723	$ 2,571,934	$ 2,417,499	$ 2,450,168	$ 2,322,462	$ 2,497,687	$ 2,420,469	$ 2,304,643	$ 2,319,493	$ 2,120,509	$ 1,948,255	$ 2,102,690	$ 2,209,606	$ 2,271,974	$ 2,200,696	$ 1,980,924	$ 1,983,894	$ 2,022,502	$ 2,043,292	$ 2,022,502	$ 1,859,158	$ 1,983,894	$ 1,894,797	$ 1,737,392	$ 1,874,007	$ 1,942,315	$ 1,725,512	$ 1,936,375	$ 1,974,984	$ 2,206,636	$ 2,197,727	$ 2,230,396	$ 2,491,747	$ 2,401,362	$ 2,527,957	$ 2,418,505	$ 2,456,747	$ 2,393,449	$ 2,360,482	$ 2,305,096	$ 2,352,570	$ 2,227,293	$ 2,223,336	$ 2,115,203	$ 2,144,214	$ 1,981,741	$ 1,764,086	$ 1,759,276	$ 1,762,884	$ 1,694,341	$ 1,608,962	$ 1,582,507	$ 1,405,737	$ 1,196,500	$ 1,493,521	$ 1,611,367	$ 1,607,760	$ 1,571,955	$ 1,439,177	$ 1,408,795	$ 1,420,048	$ 1,463,932	$ 1,447,053	$ 1,354,784	$ 1,457,180	$ 1,391,917	$ 1,388,541	$ 1,328,904	$ 1,197,251	$ 1,329,236	$ 1,317,327	$ 1,495,047	$ 1,511,536	$ 1,460,236	$ 1,430,005	$ 1,433,669	$ 1,371,376	$ 1,360,383	$ 1,349,390	$ 1,398,858	$ 1,307,250	$ 1,287,568	$ 1,231,587	$ 1,194,799	$ 1,175,605	$ 1,161,210	$ 1,146,015	$ 1,130,820	$ 1,129,221	$ 1,108,428	$ 1,093,233	$ 1,049,248	$ 1,004,463	$ 1,001,701	$ 950,828	$ 998,119	$ 1,004,568	$ 990,954	$ 932,915	$ 967,308	$ 940,797	$ 915,002	$ 834,751	$ 854,814	$ 975,907	$ 1,003,134	$ 983,072	$ 935,781	$ 1,003,851	$ 1,082,669	$ 1,076,220	$ 1,095,566	$ 1,065,472	$ 1,083,385	$ 1,079,803	$ 995,253	$ 1,021,764	$ 1,010,303	$ 1,000,000
HSBC Radiant U.S. Smaller Companies Fund - A Shares
Account Value [Line Items]
Accumulated Value	24,442	24,944	24,668	24,467	23,035	23,311	22,106	23,764	23,060	21,955	22,106	20,197	18,564	20,046	21,076	21,704	21,000	18,941	18,966	19,342	19,543	19,342	17,810	19,016	18,112	16,604	18,036	18,714	16,629	18,664	19,066	21,327	21,226	21,553	24,115	23,244	24,477	23,430	23,801	23,210	22,906	22,365	22,838	21,622	21,605	20,558	20,845	19,268	17,139	17,107	17,139	16,483	15,651	15,411	13,683	11,618	14,563	15,715	15,683	15,340	14,043	13,745	13,864	14,311	14,147	13,238	14,252	13,610	13,581	12,999	11,717	13,019	12,910	14,672	14,841	14,334	14,044	14,080	13,477	13,369	13,272	13,767	12,862	12,677	12,127	11,771	11,587	11,447	11,307	11,156	11,145	10,951	10,800	10,368	9,926	9,911	9,401	9,874	9,940	9,807	9,240	9,590	9,325	9,079	8,285	8,493	9,694	9,968	9,779	9,306	9,987	10,781	10,725	10,923	10,621	10,810	10,781	9,940	10,214	10,101	10,000
Bloomberg US 2500 Growth Total Return Index - Class I [Member]
Account Value [Line Items]
Accumulated Value	2,497,121	2,514,292	2,471,341	2,468,629	2,331,022	2,349,154	2,253,562	2,434,864	2,350,458	2,194,799	2,241,015	2,026,167	1,841,342	1,977,832	2,108,529	2,192,813	2,110,936	1,959,321	1,971,244	2,002,409	2,034,067	2,085,091	1,898,949	2,005,076	1,934,575	1,800,119	1,974,569	2,038,618	1,831,179	1,982,716	2,032,299	2,270,161	2,250,048	2,245,226	2,535,624	2,479,486	2,607,191	2,475,013	2,573,736	2,512,349	2,544,439	2,462,111	2,500,692	2,408,395	2,420,484	2,318,782	2,261,078	2,099,977	1,826,225	1,805,773	1,842,764	1,770,315	1,681,071	1,630,998	1,496,203	1,298,323	1,582,787	1,711,651	1,722,815	1,696,853	1,613,288	1,582,274	1,589,054	1,640,483	1,617,991	1,507,960	1,606,337	1,553,025	1,558,370	1,471,458	1,322,920	1,481,549	1,450,849	1,622,799	1,646,963	1,554,981	1,527,639	1,513,418	1,433,532	1,435,485	1,419,799	1,462,766	1,407,474	1,405,913	1,366,387	1,335,992	1,283,411	1,281,657	1,265,043	1,238,433	1,236,387	1,217,838	1,208,022	1,171,766	1,148,479	1,134,967	1,062,263	1,114,030	1,109,895	1,103,570	1,049,507	1,046,351	1,018,240	1,009,260	936,755	937,592	1,025,520	1,063,323	1,036,504	984,650	1,034,741	1,105,945	1,095,964	1,099,032	1,071,083	1,095,548	1,080,149	1,011,243	1,023,761	1,012,612	1,000,000
Bloomberg US 3000 Total Return Index - Class I [Member]
Account Value [Line Items]
Accumulated Value	3,223,523	3,248,753	3,183,230	3,116,718	3,061,271	2,968,945	2,834,559	2,965,546	2,873,100	2,725,357	2,696,474	2,559,856	2,340,046	2,404,133	2,524,190	2,574,485	2,485,064	2,326,196	2,315,250	2,292,641	2,232,882	2,287,041	2,138,295	2,271,438	2,159,153	1,996,541	2,202,276	2,287,684	2,090,544	2,280,033	2,285,378	2,513,843	2,436,640	2,499,858	2,660,088	2,563,046	2,601,932	2,437,194	2,550,228	2,478,805	2,435,816	2,373,063	2,363,480	2,247,556	2,171,565	2,104,604	2,111,687	2,020,903	1,801,408	1,839,859	1,908,288	1,779,996	1,685,753	1,647,346	1,562,312	1,378,199	1,599,206	1,741,559	1,743,056	1,694,602	1,632,822	1,598,922	1,571,491	1,603,893	1,579,771	1,476,604	1,578,363	1,518,110	1,496,833	1,445,699	1,330,254	1,467,410	1,437,583	1,553,073	1,550,857	1,499,453	1,451,464	1,441,626	1,401,662	1,396,466	1,424,901	1,479,614	1,405,061	1,391,136	1,350,273	1,321,539	1,289,826	1,287,834	1,264,041	1,252,557	1,239,769	1,226,623	1,225,305	1,181,658	1,159,482	1,137,726	1,089,436	1,113,918	1,111,762	1,108,977	1,066,392	1,064,236	1,045,070	1,038,062	969,784	970,308	1,028,779	1,049,906	1,043,932	967,897	997,035	1,060,792	1,043,378	1,061,361	1,046,822	1,042,165	1,052,662	995,149	1,023,388	1,023,658	1,000,000
Bloomberg US 2500 Growth Total Return Index - A Shares [Member]
Account Value [Line Items]
Accumulated Value	24,971	25,143	24,713	24,686	23,310	23,492	22,536	24,349	23,505	21,948	22,410	20,262	18,413	19,778	21,085	21,928	21,109	19,593	19,712	20,024	20,341	20,851	18,989	20,051	19,346	18,001	19,746	20,386	18,312	19,827	20,323	22,702	22,500	22,452	25,356	24,795	26,072	24,750	25,737	25,123	25,444	24,621	25,007	24,084	24,205	23,188	22,611	21,000	18,262	18,058	18,428	17,703	16,811	16,310	14,962	12,983	15,828	17,117	17,228	16,969	16,133	15,823	15,891	16,405	16,180	15,080	16,063	15,530	15,584	14,715	13,229	14,815	14,508	16,228	16,470	15,550	15,276	15,134	14,335	14,355	14,198	14,628	14,075	14,059	13,664	13,360	12,834	12,817	12,650	12,384	12,364	12,178	12,080	11,718	11,485	11,350	10,623	11,140	11,099	11,036	10,495	10,464	10,182	10,093	9,368	9,376	10,255	10,633	10,365	9,846	10,347	11,059	10,960	10,990	10,711	10,955	10,801	10,112	10,238	10,126	10,000
Bloomberg US 3000 Total Return Index - A Shares [Member]
Account Value [Line Items]
Accumulated Value	$ 32,235	$ 32,488	$ 31,832	$ 31,167	$ 30,613	$ 29,689	$ 28,346	$ 29,655	$ 28,731	$ 27,254	$ 26,965	$ 25,599	$ 23,400	$ 24,041	$ 25,242	$ 25,745	$ 24,851	$ 23,262	$ 23,153	$ 22,926	$ 22,329	$ 22,870	$ 21,383	$ 22,714	$ 21,592	$ 19,965	$ 22,023	$ 22,877	$ 20,905	$ 22,800	$ 22,854	$ 25,138	$ 24,366	$ 24,999	$ 26,601	$ 25,630	$ 26,019	$ 24,372	$ 25,502	$ 24,788	$ 24,358	$ 23,731	$ 23,635	$ 22,476	$ 21,716	$ 21,046	$ 21,117	$ 20,209	$ 18,014	$ 18,399	$ 19,083	$ 17,800	$ 16,858	$ 16,473	$ 15,623	$ 13,782	$ 15,992	$ 17,416	$ 17,431	$ 16,946	$ 16,328	$ 15,989	$ 15,715	$ 16,039	$ 15,798	$ 14,766	$ 15,784	$ 15,181	$ 14,968	$ 14,457	$ 13,303	$ 14,674	$ 14,376	$ 15,531	$ 15,509	$ 14,995	$ 14,515	$ 14,416	$ 14,017	$ 13,965	$ 14,249	$ 14,796	$ 14,051	$ 13,911	$ 13,503	$ 13,215	$ 12,898	$ 12,878	$ 12,640	$ 12,526	$ 12,398	$ 12,266	$ 12,253	$ 11,817	$ 11,595	$ 11,377	$ 10,894	$ 11,139	$ 11,118	$ 11,090	$ 10,664	$ 10,642	$ 10,451	$ 10,381	$ 9,698	$ 9,703	$ 10,288	$ 10,499	$ 10,439	$ 9,679	$ 9,970	$ 10,608	$ 10,434	$ 10,614	$ 10,468	$ 10,422	$ 10,527	$ 9,951	$ 10,234	$ 10,237	$ 10,000